UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue, 29th floor

         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     May 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $2,338,557 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARNES & NOBLE INC             COM              067774109    88749  2895551 SH       SHARED  1                   0  2895551        0
BARNES & NOBLE INC             COM              067774109   111716  3644900 SH       SOLE                  3644900        0        0
BORDERS GROUP INC              COM              099709107    30881  5260788 SH       SOLE                  5260788        0        0
BORDERS GROUP INC              COM              099709107    31329  5337092 SH       SHARED  1                   0  5337092        0
CADBURY SCHWEPPES PLC          ADR              127209302      872    19718 SH       SOLE                    19718        0        0
CADBURY SCHWEPPES PLC          ADR              127209302      693    15665 SH       SHARED  1                   0    15665        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1947   104697 SH       SHARED  1                   0   104697        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2701   145208 SH       SOLE                   145208        0        0
MBIA INC                       COM              55262C100       43    38500 SH  PUT  SOLE                    38500        0        0
MBIA INC                       COM              55262C100       31    27200 SH  PUT  SHARED  1                   0    27200        0
SEARS HLDGS CORP               COM              812350106   277457  2717769 SH       SHARED  1                   0  2717769        0
SEARS HLDGS CORP               COM              812350106   411300  4028799 SH       SOLE                  4028799        0        0
TARGET CORP                    COM              87612E106   516978 10200828 SH       SOLE                 10200828        0        0
TARGET CORP                    COM              87612E106   698985 13792121 SH       SHARED  2                   0 13792121        0
TARGET CORP                    COM              87612E106      133    12000 SH  CALL SHARED  2                   0    12000        0
WENDYS INTL INC                COM              950590109    98584  4275127 SH       SOLE                  4275127        0        0
WENDYS INTL INC                COM              950590109    66158  2868972 SH       SHARED  1                   0  2868972        0